Employee benefits	12 Months Ended
Dec. 31, 2017
Employee benefits
Employee benefits

Note 14 - Employee benefits

Employee benefits include post-employment benefits, other long-term benefits, short-term benefits and share-based payments.

The Group’s liability for employee severance benefits in respect of its Israeli employees is in accordance with the Israeli Severance Pay Law - 1963 (hereinafter - the Severance Law). For employment periods from July 2010 onwards, with respect to most of its Israeli employees, the Group has a defined contribution plan for which under Section 14 of the Severance Law, contributions to the plan are in lieu of payments of severance pay. For employment periods before July 2010, with respect to its Israeli employees, and for employment periods after July 2010 regarding some of its Israeli employees, the Group has defined benefit plans for which it makes contributions to central severance pay funds and appropriate insurance policies. The Group has an additional reserve deposited in the Group’s name in a recognized compensation fund. Withdrawal of the reserve accruals is contingent upon fulfillment of detailed provisions in the Severance Law.

Other long-term benefits consist of seniority grant obligations.

Short-term benefits consist of salary and related expenses and liability for holiday pay.

For information regarding share-based payments, see Note 26.

	December 31,
	2016	2017
	(in thousands)
Post-employment benefits
Present value of funded obligations	5,458	5,583
Less fair value of plan assets	(3,994)	(4,157)
Recognized liability for defined benefit plan	1,464	1,426

Other long-term benefits
Liability for seniority grant obligations	747	872

Short-term benefits
Salary and related expenses	10,897	14,982
Liability for holiday pay	2,330	3,561
Total short-term benefits	13,227	18,543

Total employee benefits liabilities	15,438	20,841

	December 31,
	2016	2017
	(in thousands)
Presented under the following items:
Other current liabilities	13,227	18,543
Employee benefits (non-current liabilities)	2,306	2,403
Other receivables (non-current assets)	(95)	(105)

A.Post-employment benefit plans - defined benefit plan

1.Movement in the present value of the defined benefit obligations

	December 31,
	2016	2017
	(in thousands)
Defined benefit obligations as of January 1	5,960	5,458
Benefits paid by the plan	(779)	(553)
Current service cost and interest cost	402	418
Changes in respect of foreign exchange differences	(85)	186
Remeasurements:
- Experience adjustments	153	53
- Actuarial (gains) losses from changes in financial assumptions	(193)	21

Defined benefit obligations as of December 31	5,458	5,583

2.	Movement in plan assets

	December 31,
	2016	2017
	(in thousands)
Fair value of plan assets as of January 1	4,415	3,994
Contributions paid into the plan	389	74
Benefits paid by the plan	(539)	(79)
Changes in respect of foreign exchange differences	(42)	180
Interest income	38	14
Return on plan assets, excluding interest income	(267)	(26)

Fair value of plan assets as of December 31	3,994	4,157

3.	Expense recognized in the statement of operations

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Current service costs including foreign exchange differences	397	318	412
Net interest on net defined liability	15	2	(2)

Total	412	320	410

4.	Actual return on plan assets

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Actual return on plan assets	(28)	(228)	(25)

5.	Actuarial assumptions

Principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2015	2016	2017
Discount rate as of December 31	1.12%	1.34%	2.82%
Future salary nominal increases (1)	2.06%	2.27%	3.63%

(1)	Based on management assessment.

Assumptions regarding future mortality are based on published statistics and mortality tables.

6.	Plan assets

	December 31,
	2016	2017
	(in thousands)
Plan assets comprise
Equity instruments	441	460
Debt instruments	584	610
Real estate funds	383	400
Investment funds	2,586	2,687

Total	3,994	4,157

7.	Sensitivity analysis

The calculation of the defined benefit obligation is sensitive to the assumptions set out above. The following table summarizes the impact of changes in the respective assumptions on the defined benefit obligation at the end of the reporting period.

Defined benefit obligation

	December 31, 2017
	0.5% increase	0.5% decrease
	(in thousands)
Discount rate	(27)	31

Future salary nominal increases	28	(32)

The above sensitivities are based on the average duration of the benefit obligation determined at the reporting date and are applied to adjust the defined benefit obligation for the assumption concerned.

8.	Expected contributions in 2018

The Group contribution to its funded defined benefit plan is expected to be $343,000 in 2018.

B.	Post-employment benefit plans - defined contribution plan

The Group has a defined contribution plan in respect of the Group’s liability to pay the saving component of provident funds and in respect of certain of its employees who are subject to Section 14 of the Severance Law.

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Amount recognized as expense in respect of defined contribution plan	2,626	2,394	3,694